Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 3,288	$ 3,876
60-89 Days Past Due	985	1,305
90 Days or Greater	5,321	8,072
Total Past Due	9,594	13,253
Current	905,263	847,988
Ending Balance	914,857	861,241
Past Due 90 Days and Accruing	0	0
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	58	105
90 Days or Greater	187	443
Total Past Due	245	548
Current	113,941	115,327
Ending Balance	114,186	115,875
Past Due 90 Days and Accruing	0	0
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	622	253
60-89 Days Past Due	251	188
90 Days or Greater	657	1,643
Total Past Due	1,530	2,084
Current	141,484	158,930
Ending Balance	143,014	161,014
Past Due 90 Days and Accruing	0	0
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	521	208
60-89 Days Past Due	5	13
90 Days or Greater	2,103	455
Total Past Due	2,629	676
Current	306,037	282,156
Ending Balance	308,666	282,832
Past Due 90 Days and Accruing	0	0
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,923	3,140
60-89 Days Past Due	721	1,084
90 Days or Greater	2,347	5,531
Total Past Due	4,991	9,755
Current	263,519	240,936
Ending Balance	268,510	250,691
Past Due 90 Days and Accruing	0	0
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	33
90 Days or Greater	8
Total Past Due	41
Current	65,411	39,964
Ending Balance	65,452	39,964
Past Due 90 Days and Accruing	0	0
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	131	170
60-89 Days Past Due	8	20
90 Days or Greater	19
Total Past Due	158	190
Current	14,871	10,675
Ending Balance	15,029	10,865
Past Due 90 Days and Accruing	$ 0	$ 0